United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  9/30/09

Date of Reporting Period:  Quarter ended 12/31/08

Item 1.                      Schedule of Investments
Federated Prudent Bear Fund

Portfolio of Investments

December 31, 2008 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS---3.6%
		Energy--0.0%
1,000,000	[1]	Powertech Uranium Corp.	$259,214
		Materials--3.6%
3,500,000	[1]	Abacus Mining & Exploration Corp.	212,637
50,000		Agnico Eagle Mines Ltd.	2,566,500
1,282,000	[1]	Antares Minerals, Inc.	654,241
78,125	[1,2,3]	Aqualine Resources, Inc.	109,483
78,125	[1,2,3]	Aqualine Resources, Inc.	109,483
564,715	[1]	Aqualine Resources, Inc.	791,379
1,500,000	[1]	Ascot Resources Ltd.	121,507
1,140,000	[1,2,3]	Ascot Resources Ltd.	92,345
360,000	[1,2,3]	Ascot Resources Ltd.	29,162
339,000	[1]	Aurizon Mines Ltd.	1,095,674
1,416,500	[1]	Bear Lake Gold Ltd.	355,703
3,000,000	[1]	Benton Resources Corp.	364,520
4,000,000	[1]	Brilliant Mining Corp.	648,036
1,000,000	[1]	Callinan Mines Ltd.	469,826
400,000	[1]	Cardero Resource Corp.	447,145
1,614,000	[1]	Centamin Egypt Ltd.	967,485
75,400		Cia de Minas Buenaventura SA, Class B, ADR	1,501,968
1,000,000	[1]	Duran Ventures, Inc.	153,908
150,000	[1,2,3]	East Asia Minerals Corp.	21,871
3,581,038	[1]	East Asia Minerals Corp.	522,144
807,000	[1]	Evolving Gold Corp.	140,547
950,000	[1,2,3]	Evolving Gold Corp.	169,299
530,000	[1,2,3]	Fortuna Silver Mines, Inc.	296,233
1,700,000	[1]	Fortuna Silver Mines, Inc.	950,182
73,000		Goldcorp, Inc.	2,301,690
700,000	[1]	Golden Predator Mines, Inc.	133,252
1,400,000	[1]	Grayd Resource Corp.	544,350
1,000,000	[1]	International Tower Hill Mines Ltd.	1,231,268
175,000	[1,2,3]	International Tower Hill Mines Ltd.	215,472
825,000	[1,2,3]	Kootenay Gold, Inc.	307,412
500,000	[1,2,3]	Kootenay Gold, Inc.	186,310
1,000,000	[1]	Kootenay Gold, Inc.	372,620
1,665,000	[1]	Lake Shore Gold Corp.	1,915,188
1,500,000	[1]	MacArthur Minerals Ltd.	1,786,148
800,000	[1]	Mansfield Minerals, Inc.	259,214
57,000		Newmont Mining Corp.	2,319,900
313,333	[1]	Northrock Resources, Inc.	10,153
800,000		Pachamama Resources Ltd.	77,764
2,000,000	[1]	Palladon Ventures Ltd.	202,511
52,800	[1]	Randgold Resources Ltd., ADR	2,318,976
181,000	[1]	Red Back Mining, Inc.	1,259,449
1,500,000	[1]	Rockgate Capital Corp.	176,185
55,500		Royal Gold, Inc.	2,731,155
4,000,000	[1]	Selkirk Metals Corp.	162,009
1,085,113	[1,2,3]	Silverstone Resources Corp.	597,713
400,000	[1,2,3]	Silverstone Resources Corp.	220,332
2,170,226	[1]	Silverstone Resources Corp.	1,195,426
3,000,000	[1]	Southampton Ventures, Inc.	60,753
800,000	[1]	Trevali Resources Corp.	336,978
2,000,000	[1]	Valencia Ventures, Inc.	48,603
110,000	[1]	Western Goldfields, Inc. - Idaho	174,646
325,700		Yamana Gold, Inc.	2,514,404
		TOTAL	36,451,159
		TOTAL COMMON STOCKS (IDENTIFIED COST $88,197,176)	36,710,373
		WARRANTS--0.0%
		Industrials---0.0%
105,990	[1]	Aura Systems, Inc., Warrants	8,448
		Materials--0.0%
180,000	[1]	Ascot Resources Ltd., Warrants	0
570,000	[1]	Ascot Resources Ltd., Warrants	49
43,500	[1]	Chesapeake Gold Corp., Warrants	9,794
475,000	[1]	Evolving Gold Corp., Warrants	5,202
265,000	[1]	Fortuna Silver Mines, Inc., Warrants	461
1,050,000	[1]	Golden Predator Mines, Inc., Warrants	134,687
175,000	[1]	International Tower Hill Mines Ltd., Warrants	9,263
250,000	[1]	Kootenay Gold, Inc., Warrants	288
412,500	[1]	Kootenay Gold, Inc., Warrants	1,946
313,334	[1]	Northrock Resources, Inc., Warrants	0
200,000	[1]	Silverstone Resources Corp., Warrants	24
		TOTAL	161,714
		TOTAL WARRANTS (IDENTIFIED COST $26,335)	170,162
		OPTIONS--0.1%
		Purchased Put Options--0.1%
700	[1]	Applied Materials, Inc., Strike Price $15.00, Expiration Date 1/17/2009	339,500
600	[1]	Hewlett-Packard Co., Strike Price $47.50, Expiration Date 1/17/2009	672,000
400	[1]	Hewlett-Packard Co., Strike Price $45.00, Expiration Date 1/17/2009	348,000
150	[1]	IBM Corp., Strike Price $110.00, Expiration Date 1/17/2009	387,000
		TOTAL OPTIONS (IDENTIFIED COST $458,540)	1,746,500
		U.S. TREASURY--90.2%[4]
		U.S. Treasury Bill --90.2%
$40,000,000		U.S. Treasury Bill, 1.85%, 1/2/2009	40,000,000
23,000,000		U.S. Treasury Bill, 1.66%, 1/8/2009	22,999,961
107,000,000		U.S. Treasury Bill, 1.65%, 1/15/2009	106,999,476
22,000,000		U.S. Treasury Bill, 1.72%, 1/22/2009	21,999,897
27,000,000		U.S. Treasury Bill, 1.69%, 1/29/2009	26,998,785
35,400,000	[5]	U.S. Treasury Bill, 1.71%, 2/5/2009	35,399,048
35,000,000		U.S. Treasury Bill, 1.82%, 2/12/2009	34,998,904
56,800,000		U.S. Treasury Bill, 1.75%, 2/19/2009	56,797,768
74,000,000		U.S. Treasury Bill, 1.80%, 2/26/2009	73,997,114
28,000,000		U.S. Treasury Bill, 1.74%, 3/5/2009	27,995,671
30,000,000		U.S. Treasury Bill, 1.68%, 3/12/2009	29,997,843
42,000,000		U.S. Treasury Bill, 0.64%, 3/19/2009	41,996,497
36,000,000		U.S. Treasury Bill, 1.09%, 4/2/2009	35,991,450
60,000,000		U.S. Treasury Bill, 0.92%, 4/9/2009	59,977,368
122,000,000		U.S. Treasury Bill, 0.81%, 4/16/2009	121,974,453
11,000,000		U.S. Treasury Bill, 1.33%, 4/23/2009	10,997,727
13,000,000		U.S. Treasury Bill, 0.85%, 4/30/2009	12,998,380
23,000,000		U.S. Treasury Bill, 0.63%, 5/7/2009	22,996,366
19,000,000		U.S. Treasury Bill, 0.70%, 5/14/2009	18,996,970
54,500,000		U.S. Treasury Bill, 0.36%, 5/21/2009	54,489,165
9,000,000		U.S. Treasury Bill, 0.17%, 5/28/2009	8,998,157
39,000,000		U.S. Treasury Bill, 0.55%, 6/4/2009	38,983,094
16,000,000		U.S. Treasury Bill, 1.50%, 7/2/2009	15,978,883
		TOTAL U.S. TREASURY (IDENTIFIED COST $920,862,755)	922,562,977
		MUTUAL FUND--6.1%
62,444,135	[6,7]	U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.38% (AT NET ASSET VALUE)	62,444,135
		TOTAL INVESTMENTS --100.0% (IDENTIFIED COST $1,071,988,941)[8]	1,023,634,147
		OTHER ASSETS AND LIABILITIES---NET---(0.0)%[9]	(308,857)
		TOTAL NET ASSETS---100%	$1,023,325,290
		SCHEDULE OF SECURITIES SOLD SHORT
145,000		Allergan, Inc.	$5,846,400
220,000		American Tower Systems Corp.	6,450,400
270,000		Avon Products, Inc.	6,488,100
180,000		BRE Properties, Inc., Class A	5,036,400
172,000		Bank of America Corp.	2,421,760
45,000		Broadcom Corp.	763,650
540,000		Burger King Holdings, Inc.	12,895,200
190,000		Caterpillar, Inc.	8,487,300
185,000		Cisco Systems, Inc.	3,015,500
185,000		Colgate-Palmolive Co.	12,679,900
360,000		Consumer Staples Select Sector SPDR Fund	8,593,200
325,000		Crown Castle International Corp.	5,713,500
440,000		Dentsply International, Inc.	12,425,600
275,000		EMC Corp.	2,879,250
365,000		Edison International	11,723,800
135,000		Essex Property Trust, Inc.	10,361,250
150,000		Grainger (W.W.), Inc.	11,826,000
305,000		Hewlett-Packard Co.	11,068,450
295,000		ING Groep N.V., ADR	3,274,500
550,000		Industrial Select Sect SPDR	12,914,000
200,000		International Flavors & Fragrances, Inc.	5,944,000
558,200		Iron Mountain, Inc.	13,804,286
428,000		Juniper Networks, Inc.	7,494,280
65,000		KLA-Tencor Corp.	1,416,350
70,000		Lam Research Corp.	1,489,600
325,000		Landstar System, Inc.	12,489,750
35,000		Linear Technology Corp.	774,200
375,000		MetroPCS Communications, Inc.	5,568,750
80,000		Microchip Technology, Inc.	1,562,400
295,000		O'Reilly Automotive, Inc.	9,068,300
290,000		Owens Corning, Inc.	5,017,000
400,000		Patterson Cos., Inc.	7,500,000
575,000		Robert Half International, Inc.	11,971,500
2,305,000		S&P Depositary Receipts Trust	208,003,200
365,000		Salesforce.com, Inc.	11,683,650
580,000		Sara Lee Corp.	5,678,200
310,000		Snap-On, Inc.	12,207,800
600,000		Staples, Inc.	10,752,000
300,000		Stryker Corp.	11,985,000
545,000		Telefonaktiebolaget LM Ericsson, ADR	4,256,450
150,000		The Coca-Cola Co.	6,790,500
240,000		Verisign, Inc.	4,579,200
225,000		Whirlpool Corp.	9,303,750
100,000		Xilinx, Inc.	1,782,000
145,000		iShares Dow Jones U.S. Transportation Index Fund	9,179,950
		TOTAL SECURITIES SOLD SHORT (Proceeds $544,862,495)	$535,166,276

At December 31, 2008, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1S&P 500 Index Short Futures	665	$149,641,625	March 2009	$(4,679,938)

At December 31, 2008, the Fund had the following outstanding foreign exchange contract:
Settlement Date	Foreign Currency Unit to Receive	In Exchange For	Contract at Value	Unrealized Depreciation
Contract Purchased:
1/2/2009	89,629 Canadian Dollar	$ 73,334	$ 72,603	$ (731)
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contract is included in “Other Assets and Liabilities---Net”.

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2008, these restricted securities amounted to $2,355,115, which represented 0.2% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At December 31, 2008, these liquid restricted securities amounted to $2,355,115, which represented 0.2% of total net assets.

4	Discount rate at time of purchase.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Affiliated company.
7	7-Day net yield.
8
At December 31, 2008, the cost of investments for federal tax purposes was $1,071,988,941. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign exchange contract, securities sold short and futures contracts was $48,354,794. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,284,903 and net unrealized depreciation from investments for those securities having an excess of cost over value of $55,639,697.

9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 100,901,008	$ (4,680,669)
Level 2 – Other Significant Observable Inputs	922,733,139	---
Level 3 – Significant Unobservable Inputs	---	---
Total	$ 1,023,634,147	$ (4,680,669)

*Other financial instruments include futures contracts and a foreign exchange contract.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Funds

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	February 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	February 20, 2009